LOSS PER SHARE	12 Months Ended
Dec. 31, 2014
LOSS PER SHARE
LOSS PER SHARE

22. LOSS PER SHARE

The following table sets forth the computation of basic and diluted net loss per share:

	2012		2013		2014
	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class B
	(As Restated)	(As Restated)	(As Restated)	(As Restated)
	RMB	RMB	RMB	RMB	RMB	US$	RMB	US$
Loss per share — basic:
Numerator:
Allocation of undistributed losses	(291,470)	(111,321)	(467,563)	(132,545)	(677,086)	(109,126)	(160,440)	(25,858)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Denominator used for loss per share	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Loss per share — basic	(0.17)	(0.17)	(0.20)	(0.20)	(0.25)	(0.04)	(0.25)	(0.04)
Loss per share — diluted:
Numerator:
Allocation of undistributed losses for diluted computation	(291,470)	(111,321)	(467,563)	(132,545)	(677,086)	(109,126)	(160,440)	(25,858)
Reallocation of undistributed losses as a result of conversion of Class B to Class A shares	(111,321)	—	(132,545)	—	(160,440)	(25,858)	—	—
Allocation of undistributed losses	(402,791)	(111,321)	(600,108)	(132,545)	(837,526)	(134,984)	(160,440)	(25,858)
Denominator:
Weighted-average ordinary shares outstanding	1,726,912,295	659,561,893	2,326,661,195	659,561,893	2,747,392,652	2,747,392,652	651,011,899	651,011,899
Conversion of Class B to Class A ordinary shares	659,561,893	—	659,561,893	—	651,011,899	651,011,899	—	—
Denominator used for loss per share	2,386,474,188	659,561,893	2,986,223,088	659,561,893	3,398,404,551	3,398,404,551	651,011,899	651,011,899
Loss per share — diluted	(0.17)	(0.17)	(0.20)	(0.20)	(0.25)	(0.04)	(0.25)	(0.04)

The effect of stock options and non-vested restricted stock units have been excluded from the computation of diluted loss per share for the years ended December 31, 2012, 2013 and 2014 as their effect would be anti-dilutive.